Financial risk management (Details)	12 Months Ended
Dec. 31, 2017 EUR (€)
Statement Line Items [Line Items]
Cash	€ 97,822,000
Exchange rate	1.199
Impact Profit and Loss	€ 81,566,000
1%
Statement Line Items [Line Items]
Exchange rate	1.211
Impact Profit and Loss	€ (808,000)
(1%)
Statement Line Items [Line Items]
Exchange rate	1.187
Impact Profit and Loss	€ 824,000
5%
Statement Line Items [Line Items]
Exchange rate	1.259
Impact Profit and Loss	€ (3,884,000)
(5%)
Statement Line Items [Line Items]
Exchange rate	1.139
Impact Profit and Loss	€ 4,293,000
10%
Statement Line Items [Line Items]
Exchange rate	1.319
Impact Profit and Loss	€ (7,415,000)
(10%)
Statement Line Items [Line Items]
Exchange rate	1.079
Impact Profit and Loss	€ 9,063,000